EQUITY - Equity valuation adjustment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in equity valuation adjustment
Balance	R$ 52,183	R$ 68,157
Translation gains (losses)	(4,806)	(16,258)
Losses from future contracts	(608)	424
Gains (losses) on financial assets at fair value through other comprehensive income	(60)	(140)
Balance	46,709	52,183
Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member]
Changes in equity valuation adjustment
Balance	(9,214)	(9,074)
Gains (losses) on financial assets at fair value through other comprehensive income	(60)	(140)
Balance	(9,274)	(9,214)
Reserve of cash flow hedges [member]
Changes in equity valuation adjustment
Balance	15	(409)
Losses from future contracts	(608)	424
Balance	(593)	15
Reserve of exchange differences on translation [member]
Changes in equity valuation adjustment
Balance	61,382	77,640
Translation gains (losses)	(4,806)	(16,258)
Balance	R$ 56,576	R$ 61,382